CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated balance sheet (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets	$ 28,094,778	$ 20,143,416				$ 8,352,629
Total assets	32,532,280	28,386,884				10,300,586
Total current liabilities	2,352,440	3,052,079				16,028,892
Total liabilities	2,754,334	3,486,332				16,191,042
Accumulated deficit	(49,157,769)	(33,430,431)				(16,886,815)
Total stockholders' equity (deficit)	$ 29,777,946	$ 24,900,552				$ (5,890,456)
Correction of immaterial errors [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses			$ 294,287
Total current assets			4,451,683
Total assets			12,235,764
Accounts payable and accrued liabilities			1,098,683	$ 661,401	$ 465,889
Total current liabilities			17,642,168	16,879,073	16,797,701
Total liabilities			17,731,059	16,988,849	16,934,303
Accumulated deficit			(23,148,134)	(21,098,224)	(19,284,443)
Total stockholders' equity (deficit)			(5,495,295)	(3,565,520)	(4,292,691)
Correction of immaterial errors [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses			100,000
Total current assets			100,000
Total assets			100,000
Accounts payable and accrued liabilities			848,625	376,125	255,479
Total current liabilities			848,625	376,125	255,479
Total liabilities			848,625	376,125	255,479
Accumulated deficit			(748,625)	(376,125)	(255,479)
Total stockholders' equity (deficit)			(748,625)	(376,125)	(255,479)
Correction of immaterial errors [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses			394,287
Total current assets			4,551,683
Total assets			12,335,764
Accounts payable and accrued liabilities			1,947,308	1,037,526	721,368
Total current liabilities			18,490,793	17,255,198	17,053,180
Total liabilities			18,579,684	17,364,974	17,189,782
Accumulated deficit			(23,896,759)	(21,474,349)	(19,539,922)
Total stockholders' equity (deficit)			$ (6,243,920)	$ (3,941,645)	$ (4,548,170)